Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges
Notional amount	£ 225,608	£ 177,802
Assets	1,472	2,439
Liabilities	891	1,008
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	13,353	9,059
Collateral cash	8,519	8,131
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	43,152	47,322
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	182,456	130,480
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	108,898	78,423
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	73,558	52,057
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	36,299	41,342
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	13,536	14,769
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,145	538
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,618	26,035
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	188,440	135,455
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	28,806	31,599
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	107,753	77,885
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	51,881	25,971
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	869	1,005
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	810	954
Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	59	51
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	472	1,368
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	12	70
Fair value
Disclosure of detailed information about hedges
Assets	1,472	2,439
Liabilities	891	1,008
Fair value | Group entities
Disclosure of detailed information about hedges
Assets	802	1,346
Liabilities	298	246
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	633	935
Liabilities	892	1,116
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,886	3,677
Liabilities	2,046	2,065
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,305	1,788
Liabilities	845	415
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,581	1,889
Liabilities	1,201	1,650
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	92	320
Liabilities	241	299
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	29	12
Liabilities	2	4
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,008	1,717
Liabilities	290	186
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	398	473
Liabilities	626	792
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,276	1,776
Liabilities	843	411
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	554	164
Liabilities	911	1,463
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	143	142
Liabilities	25	25
Fair value | Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	19	8
Liabilities	0	1
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(2,047)	(2,173)
Liabilities	£ (2,047)	£ (2,173)